First Quarter Report
November 30, 2022 (Unaudited)
Columbia Emerging Markets Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	2,049,000	1,590,778
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,098,994
03/25/2029	6.250%	1,260,000	1,199,172
03/25/2029	6.250%	180,000	171,310
Total			2,469,476
Guatemala 0.6%
Energuate Trust(a)
05/03/2027	5.875%	1,300,000	1,186,415
05/03/2027	5.875%	550,000	501,945
Total			1,688,360
Hong Kong 2.6%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	3,500,000	3,428,818
07/27/2032	6.536%	2,736,000	2,641,922
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,100,000	1,462,232
Total			7,532,972
India 1.1%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,800,000	1,352,587
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,100,000	1,858,950
Total			3,211,537
Ireland 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	988,946
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	487,309
Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,418,100
09/30/2040	2.940%	2,576,769	2,060,012
Total			3,478,112
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.2%
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	487,533
Philippines 0.6%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	1,721,118
Turkey 0.5%
Turk Telekomunikasyon AS(a)
02/28/2025	6.875%	1,650,000	1,490,409
United Kingdom 0.5%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,200,000	1,520,871
Virgin Islands 3.3%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,231,000	2,244,679
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	5,384,824
Studio City Finance Ltd.(a)
01/15/2029	5.000%	2,900,000	2,059,863
Total			9,689,366
Total Corporate Bonds & Notes (Cost $41,057,995)			36,356,787

Foreign Government Obligations(c),(d) 73.7%

Angola 1.4%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,400,000	3,102,795
05/08/2048	9.375%	1,300,000	1,086,955
Total			4,189,750
Argentina 1.6%
Argentine Republic Government International Bond(b)
07/09/2035	0.500%	18,700,000	4,525,424
07/09/2046	0.500%	610,000	150,939
Total			4,676,363
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,000,000	1,679,098
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,100,000	2,679,924
2	Columbia Emerging Markets Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		2,707,000	2,428,854
Total				5,108,778
Belarus 0.1%
Republic of Belarus International Bond(a),(e)
02/28/2030	0.000%		1,250,000	422,707
Brazil 2.0%
Brazilian Government International Bond
05/30/2029	4.500%		1,200,000	1,119,808
06/12/2030	3.875%		4,097,000	3,601,830
01/27/2045	5.000%		1,600,000	1,261,366
Total				5,983,004
Canada 0.4%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		1,300,000	1,273,998
Chile 0.4%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,115,646
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,293
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,198,997
Total				1,213,290
Colombia 4.7%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	4,989,980
04/15/2031	3.125%		5,675,000	4,192,847
04/22/2032	3.250%		1,652,000	1,186,433
Ecopetrol SA
04/29/2030	6.875%		3,942,000	3,524,342
Total				13,893,602
Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	772,762
Dominican Republic 2.3%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,126,182
09/23/2032	4.875%		1,500,000	1,253,517
04/30/2044	7.450%		1,714,000	1,611,948
06/05/2049	6.400%		1,300,000	1,059,274
01/30/2060	5.875%		1,050,000	779,695
Total				6,830,616
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 1.1%
Ecuador Government International Bond(a),(b)
07/31/2030	5.500%		3,600,000	2,203,387
07/31/2035	2.500%		630,416	278,380
07/31/2040	1.500%		1,899,850	762,533
Total				3,244,300
Egypt 2.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,620,269
04/11/2031	6.375%	EUR	1,700,000	1,249,991
05/29/2032	7.625%		1,815,000	1,375,138
09/30/2033	7.300%		3,600,000	2,621,963
02/21/2048	7.903%		2,200,000	1,426,988
Total				8,294,349
Ghana 0.4%
Ghana Government International Bond(a)
03/26/2051	8.950%		3,400,000	1,143,264
Guatemala 0.7%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	652,705
06/01/2050	6.125%		1,650,000	1,512,512
Total				2,165,217
Hungary 0.9%
Hungary Government International Bond(a)
09/22/2031	2.125%		1,950,000	1,475,894
09/21/2051	3.125%		2,000,000	1,212,068
Total				2,687,962
India 1.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,600,000	3,176,380
Indonesia 5.9%
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,219,784
Indonesia Government International Bond
10/30/2049	3.700%		3,500,000	2,701,144
03/31/2052	4.300%		555,000	472,938
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,097,620
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,084,812
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		500,000	352,334
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	4,241,733

Columbia Emerging Markets Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,169,983
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		2,000,000	1,928,689
Total				17,269,037
Ivory Coast 1.8%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	2,997,969
06/15/2033	6.125%		2,400,000	2,146,095
Total				5,144,064
Kazakhstan 2.1%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,054,135
04/24/2030	5.375%		3,800,000	3,437,441
04/19/2047	5.750%		1,018,000	778,052
Total				6,269,628
Malaysia 0.6%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,664,367
Mexico 10.1%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,243,000	2,441,392
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,079,638
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	4,696,317
01/15/2047	4.350%		1,800,000	1,422,118
02/10/2048	4.600%		1,600,000	1,299,551
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,194,179
01/28/2031	5.950%		5,000,000	3,759,059
02/16/2032	6.700%		7,228,000	5,594,543
01/23/2045	6.375%		3,027,000	1,856,886
09/21/2047	6.750%		2,100,000	1,327,691
01/23/2050	7.690%		2,700,000	1,857,154
Total				29,528,528
Mongolia 0.3%
Mongolia Government International Bond(a)
07/07/2031	4.450%		1,100,000	797,277
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,343,299
01/17/2048	6.750%		2,400,000	2,210,741
Total				3,554,040
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pakistan 0.3%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	194,431
12/05/2027	6.875%	1,000,000	405,727
04/08/2031	7.375%	1,078,000	400,965
Total			1,001,123
Panama 2.3%
Panama Government International Bond
03/16/2025	3.750%	900,000	877,768
09/29/2032	2.252%	2,200,000	1,669,079
01/19/2033	3.298%	2,186,000	1,815,935
02/14/2035	6.400%	919,000	964,949
01/19/2063	4.500%	1,783,000	1,306,907
Total			6,634,638
Paraguay 1.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%	3,700,000	3,524,102
03/30/2050	5.400%	925,000	780,936
Total			4,305,038
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,089,000	891,568
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%	2,655,000	1,963,078
Qatar 5.6%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	916,638
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	704,582
03/14/2029	4.000%	4,700,000	4,619,101
04/16/2030	3.750%	3,100,000	2,997,104
04/23/2048	5.103%	2,350,000	2,365,911
03/14/2049	4.817%	2,550,000	2,480,706
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,310,995
Total			16,395,037
Romania 2.1%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,056,616
11/25/2027	5.250%	2,476,000	2,411,530
02/14/2051	4.000%	2,500,000	1,670,343
Total			6,138,489

4	Columbia Emerging Markets Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	922,419
Saudi Arabia 4.3%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,270,052
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	3,200,000	2,659,416
Saudi Government International Bond(a)
01/21/2055	3.750%	4,000,000	3,136,709
01/21/2055	3.750%	3,950,000	3,097,500
02/02/2061	3.450%	3,500,000	2,519,750
Total			12,683,427
South Africa 2.9%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,169,558
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,276,338
09/30/2049	5.750%	4,200,000	3,211,046
04/20/2052	7.300%	2,142,000	1,900,099
Total			8,557,041
Turkey 3.5%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,202,861
03/25/2027	6.000%	2,000,000	1,840,642
02/17/2028	5.125%	4,900,000	4,271,283
04/26/2029	7.625%	2,400,000	2,283,316
05/30/2040	6.750%	760,000	602,494
Total			10,200,596
Ukraine 0.8%
Ukraine Government International Bond(a)
09/01/2028	7.750%	7,000,000	1,651,080
05/21/2031	6.876%	3,810,000	802,671
Total			2,453,751
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 3.6%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,836,479
04/16/2050	3.875%	385,000	322,738
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,475,866
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,426,188
DP World Ltd.(a)
09/25/2048	5.625%	500,000	457,383
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,763,751
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,364,364
Total			10,646,769
Venezuela 0.6%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	1,059,639
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	7,500,000	613,156
Total			1,672,795
Total Foreign Government Obligations (Cost $284,455,463)			216,563,796

Money Market Funds 12.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(f),(g)	37,434,078	37,419,104
Total Money Market Funds (Cost $37,414,967)		37,419,104
Total Investments in Securities (Cost $362,928,425)		290,339,687
Other Assets & Liabilities, Net		3,571,103
Net Assets		$293,910,790

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
120,000 EUR	120,667 USD	Citi	12/16/2022	—	(4,370)
108,000,000 MXN	5,520,594 USD	Goldman Sachs International	12/16/2022	—	(62,795)
5,556,086 EUR	5,586,700 USD	UBS	12/16/2022	—	(202,612)
Total				—	(269,777)
Columbia Emerging Markets Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $167,314,165, which represents 56.93% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security in default.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	38,514,208	13,593,505	(14,693,778)	5,169	37,419,104	(1,197)	301,439	37,434,078
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Emerging Markets Bond Fund | First Quarter Report 2022

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1QT141_08_N01_(01/23)